Venezuela - Foreign Currency and Inflation	3 Months Ended
Mar. 29, 2015
Foreign Currency [Abstract]
Venezuela - Foreign Currency and Inflation
Venezuela - Foreign Currency and Inflation
Heinz has a subsidiary in Venezuela that manufactures and sells a variety of products, primarily in the ketchup, condiments and sauces and infant feeding categories. Heinz applies highly inflationary accounting to its business in Venezuela. Under highly inflationary accounting, the financial statements of our Venezuelan subsidiary are remeasured into Heinz's reporting currency (U.S. dollars), based on the legally available exchange rate at which we expect to settle the underlying transaction (which we currently determine to be the official exchange rate of BsF6.30 per U.S. dollar). Exchange gains and losses from the remeasurement of monetary assets and liabilities are reflected in current earnings, rather than accumulated other comprehensive loss on the balance sheet, until such time as the economy is no longer considered highly inflationary. Certain non-monetary assets and liabilities are recorded at the applicable historical exchange rates. The impact of applying highly inflationary accounting for Venezuela on our consolidated financial statements is dependent upon movements in the official exchange rate between the Venezuelan bolivar fuerte and the U.S. dollar.
In March 2013, the Venezuelan government announced the creation of a new foreign exchange mechanism called the Complimentary System of Foreign Currency Acquirement (SICAD I). It operates similar to an auction system and allows entities in specific sectors to bid for U.S. dollars to be used for specified import transactions. In January 2014, the government in Venezuela announced certain changes to the regulations governing the currency exchange market. The current official exchange rate is the rate available through the government-operated National Center of Foreign Commerce (CENCOEX) and is applicable to import activities related to certain necessities, including food products. Heinz was not invited and did not participate in the SICAD mechanism published rate of BsF12 per U.S. dollar during the first quarters ended March 29, 2015 and March 30, 2014, and has no intent to participate in this mechanism for the foreseeable future.
In February 2014, the Venezuelan government established a new foreign exchange market mechanism (SICAD II), which became effective on March 24, 2014 and was the market through which U.S. dollars were to be obtained for the remittance of dividends. This market had significantly higher foreign exchange rates than those available through the other foreign exchange mechanisms, with published weighted average daily exchange rates of approximately BsF50 per U.S. dollar. Heinz did not participate in the SICAD II mechanism during the first quarters ended March 29, 2015 and March 30, 2014. In February 2015, the SICAD I and SICAD II foreign currency exchange systems were merged. The published exchange rate for the combined SICAD mechanism continues to be approximately BsF12 per U.S. dollar.
In February 2015, the Venezuelan government announced a new open market foreign exchange system, the Marginal Currency System (SIMADI), which allows for legal trading of foreign currency based upon supply and demand. Between February 12, 2015, the date on which SIMADI market trading commenced, and March 29, 2015, the published weighted average daily exchange rate was approximately BsF185 per U.S. dollar. Heinz did not have any settlements at SIMADI rates during the three months ending March 29, 2015, and has no intent to participate in this mechanism for the foreseeable future.
Heinz has continued to have access to, and settlements at, the current official rate. At March 29, 2015, Heinz had approximately $24 million pending approval for future settlement at the official rate of BsF6.30 per U.S. dollar of which approximately $5 million has been subsequently received. These requests are for the payment of invoices for the purchase of ingredients and packaging materials for the years from 2012 to 2015. While there is considerable uncertainty with respect to the actual rates to be realized in the circumstances, as of March 29, 2015, management continues to believe the official rate is legally available and appropriate for Heinz's operations in Venezuela, and we continue to believe it is appropriate to remeasure our Venezuelan monetary assets and liabilities at the official rate of BsF6.30 per U.S. dollar. We will continue to monitor the evolving Venezuelan exchange market, including the newly established SIMADI market.
Our Venezuelan subsidiary included $222 million of net monetary assets and liabilities in its balance sheet at March 29, 2015, including cash and cash equivalents of approximately $256 million which represented 13% of the total Company cash and cash equivalents. It recognized $164 million of sales for the three months ended March 29, 2015, representing approximately 7% of total Company sales, and operating income of $47 million for the three months then ended, representing approximately 9% of total Company operating income. If we had used the SICAD exchange rate as of March 29, 2015, which was BsF12 per U.S. dollar, to remeasure the net monetary assets as at that date, we would have incurred a net charge of approximately $106 million. If we had used the SICAD exchange rate for the three months ended March 29, 2015, the sales of our Venezuelan subsidiary would be less than 4% of total Company and operating income would be less than 5% of total Company. If we had used the published SIMADI rate as of March 29, 2015, of BsF193.3 per U.S. dollar to remeasure the net monetary assets as at that date, this would have incurred a net charge of approximately $215 million. If we had used the SIMADI exchange rate for the three months ended March 29, 2015, the sales and operating income would be less than 1% of the total Company. In addition, if we were to conclude that the SIMADI exchange rate is the appropriate rate for remeasurement of our Venezuelan subsidiary, it would also lead to an impairment of our non-monetary assets, which were $88 million at March 29, 2015. Further devaluation of the bolivar fuerte, or our inability to convert our net monetary assets denominated in bolivar fuerte into U.S. dollars at the official exchange rate of BsF6.30 per U.S. dollar, could materially impact our results of operations or cash flows.